COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

		Shares	Value
COMMON STOCK	98.7%
AUSTRALIA	4.0%
REAL ESTATE
DIVERSIFIED	1.8%
Charter Hall Group		3,022,478	$22,452,775
Ingenia Communities Group		3,398,364	8,639,725

			31,092,500

INDUSTRIALS	0.7%
Goodman Group		941,830	11,951,668

OFFICE	0.7%
Dexus		2,635,103	13,322,627

RESIDENTIAL	0.8%
Stockland		5,237,775	14,025,677

TOTAL AUSTRALIA			70,392,472

BELGIUM	0.8%
REAL ESTATE
DIVERSIFIED	0.4%
Warehouses De Pauw CVA		239,305	7,116,001

HEALTH CARE	0.1%
Cofinimmo SA		23,857	2,114,251

RESIDENTIAL	0.3%
Aedifica SA		66,728	5,375,877

TOTAL BELGIUM			14,606,129

CANADA	1.0%
REAL ESTATE—RETAIL
RioCan Real Estate Investment Trust		1,116,356	16,842,396

FRANCE	3.3%
REAL ESTATE
DIVERSIFIED	0.6%
Covivio SA		98,888	5,752,332
ICADE		111,822	5,265,233

			11,017,565

INDUSTRIALS	0.3%
ARGAN SA		72,110	5,389,758

RETAIL	2.4%
Klepierre SA		1,129,142	25,600,103
Mercialys SA		464,696	4,747,700
Unibail-Rodamco-Westfield(a)		208,667	11,227,537

			41,575,340

TOTAL FRANCE			57,982,663

		Shares	Value
GERMANY	1.8%
REAL ESTATE
INDUSTRIALS	0.4%
Sirius Real Estate Ltd. (GBP)		6,997,202	$6,620,547

REAL ESTATE MANAGEMENT & DEVELOPMENT	0.2%
TAG Immobilien AG		676,655	4,684,337

RESIDENTIAL	1.2%
LEG Immobilien SE		373,409	20,521,064

TOTAL GERMANY			31,825,948

HONG KONG	5.8%
REAL ESTATE
DIVERSIFIED	4.2%
CK Asset Holdings Ltd.		2,579,000	15,635,622
Hang Lung Properties Ltd.		4,902,000	9,172,678
Sun Hung Kai Properties Ltd.		2,039,500	28,572,572
Wharf Real Estate Investment Co., Ltd.		3,270,000	18,826,590

			72,207,462

RETAIL	1.6%
Link REIT		4,363,172	28,056,203

TOTAL HONG KONG			100,263,665

JAPAN	9.6%
REAL ESTATE
DIVERSIFIED	5.3%
Japan Metropolitan Fund Invest		24,953	18,221,986
Mitsubishi Estate Co., Ltd.		969,500	11,531,877
Mitsui Fudosan Co., Ltd.		1,723,300	32,371,205
Nomura Real Estate Holdings, Inc.		174,100	3,855,202
Sumitomo Realty & Development Co., Ltd.		645,213	14,569,844
United Urban Investment Corp.		11,963	12,907,307

			93,457,421

		Shares	Value
HOTEL	1.6%
Invincible Investment Corp.		38,434	$16,177,011
Japan Hotel REIT Investment Corp.		19,498	11,058,350

			27,235,361

INDUSTRIALS	1.5%
Daiwa House REIT Investment Corp.		5,140	10,531,894
Mitsui Fudosan Logistics Park, Inc.		435	1,526,241
Nippon Prologis REIT, Inc.		6,329	13,398,781

			25,456,916

OFFICE	0.3%
Kenedix Office Investment Corp.		2,188	5,061,109

RESIDENTIAL	0.9%
Advance Residence Investment Corp.		6,731	16,070,796

TOTAL JAPAN			167,281,603

MACAU	0.8%
REAL ESTATE—HOTELS, RESTAURANTS & LEISURE
Sands China Ltd., (H shares)(a)		4,031,600	14,005,731

NETHERLANDS	0.3%
REAL ESTATE—RETAIL
Eurocommercial Properties NV		209,779	4,780,738

SINGAPORE	3.6%
REAL ESTATE
DIVERSIFIED	1.4%
Capitaland Investment Ltd.		8,699,800	24,137,748

HEALTH CARE	0.8%
Parkway Life Real Estate Investment Trust		4,896,800	14,695,706

INDUSTRIALS	1.4%
CapitaLand Ascendas REIT		6,202,900	13,374,763
Frasers Logistics & Commercial Trust		10,904,000	10,762,456

			24,137,219

TOTAL SINGAPORE			62,970,673

SPAIN	0.8%
REAL ESTATE—DIVERSIFIED
Merlin Properties Socimi SA		1,546,168	13,528,122

		Shares	Value
SWEDEN	1.1%
REAL ESTATE
INDUSTRIALS	0.6%
Catena AB		300,450	$11,181,702

REAL ESTATE MANAGEMENT & DEVELOPMENT	0.5%
Castellum AB		323,902	3,768,204
Pandox AB, Class B(a)		389,051	4,854,032

			8,622,236

TOTAL SWEDEN			19,803,938

UNITED KINGDOM	4.3%
REAL ESTATE
DIVERSIFIED	0.9%
British Land Co., PLC/The		2,775,258	13,311,985
Land Securities Group PLC		383,870	2,946,795

			16,258,780

INDUSTRIALS	1.3%
LondonMetric Property PLC		1,234,542	2,689,222
Segro PLC		874,825	8,333,399
Tritax Big Box REIT PLC		2,221,260	3,843,623
Urban Logistics REIT PLC		4,487,538	7,085,854

			21,952,098

NET LEASE	0.3%
LXI REIT PLC		4,045,561	4,924,506

OFFICE	0.4%
Great Portland Estates PLC		1,079,725	6,752,976

RESIDENTIAL	0.2%
UNITE Group PLC/The		251,426	2,978,704

SELF STORAGE	1.2%
Safestore Holdings PLC		1,842,191	21,622,974

TOTAL UNITED KINGDOM			74,490,038

UNITED STATES	61.5%
CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	0.6%
Boyd Gaming Corp.		175,038	11,223,437

		Shares	Value
REAL ESTATE	60.9%
DATA CENTERS	8.2%
Digital Realty Trust, Inc.		880,203	$86,532,757
Equinix, Inc.		77,964	56,215,162

			142,747,919

HEALTH CARE	7.0%
Healthcare Realty Trust, Inc., Class A		1,703,316	32,925,098
Welltower, Inc.		1,258,395	90,214,338

			123,139,436

HOTEL	1.3%
Host Hotels & Resorts, Inc.		1,385,654	22,849,434

INDUSTRIALS	10.3%
Americold Realty Trust, Inc.		1,018,997	28,990,465
BG LLH, LLC (Lineage Logistics)(b),(c)		68,361	6,991,228
Prologis, Inc.		1,150,105	143,498,601

			179,480,294

NET LEASE	6.3%
Realty Income Corp.		1,422,318	90,061,176
Spirit Realty Capital, Inc.		509,237	20,288,002

			110,349,178

OFFICE	1.5%
Cousins Properties, Inc.		673,519	14,399,836
Highwoods Properties, Inc.		470,000	10,899,300

			25,299,136

REAL ESTATE SERVICES	0.8%
Jones Lang LaSalle, Inc.(a)		95,083	13,833,626

RESIDENTIAL	15.2%
APARTMENT	8.2%
Apartment Income REIT Corp.		452,440	16,201,876
Camden Property Trust		326,918	34,274,083
Essex Property Trust, Inc.		44,157	9,234,995
Mid-America Apartment Communities, Inc.		321,705	48,590,323
UDR, Inc.		859,185	35,278,136

			143,579,413

MANUFACTURED HOME	2.3%
Sun Communities, Inc.		289,035	40,719,251

		Shares	Value
SINGLE FAMILY	4.7%
Invitation Homes, Inc.		2,593,543	$80,996,348

TOTAL RESIDENTIAL			265,295,012

SELF STORAGE	4.1%
Public Storage		239,537	72,373,709

SHOPPING CENTERS	5.7%
COMMUNITY CENTER	1.6%
Kimco Realty Corp.		1,439,207	28,107,713

REGIONAL MALL	4.1%
Simon Property Group, Inc.		642,739	71,967,486

TOTAL SHOPPING CENTERS			100,075,199

SPECIALIZED REITS	0.5%
Life Storage, Inc.		67,250	8,815,803

TOTAL REAL ESTATE			1,064,258,746

TOTAL UNITED STATES			1,075,482,183

TOTAL COMMON STOCK (Identified cost—$1,685,052,214)			1,724,256,299

SHORT-TERM INVESTMENTS	1.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53%(d)		21,067,885	21,067,885

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$21,067,885)			21,067,885

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,706,120,099)	99.9%		1,745,324,184
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1		2,412,548

NET ASSETS	100.0%		$1,747,736,732

Glossary of Portfolio Abbreviations

GBP	Great British Pound
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	Security value is determined based on significant unobservable inputs (Level 3).
(c)

Restricted security. Aggregate holdings equal 0.4% of the net assets of the Fund. This security was acquired on August 3, 2020, at a cost of $4,200,781. Security value is determined based on significant unobservable inputs (Level 3).

(d)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Residential	18.6
Industrials	16.4
Diversified	15.4
Data Centers	8.2
Health Care	7.9
Net Lease	6.6
Shopping Centers	5.7
Self Storage	5.3
Retail	5.3
Office	2.9
Hotel	2.9
Hotels, Restaurants & Leisure	1.4
Real Estate Services	0.8
Real Estate Management & Development	0.8
Specialized REITs	0.5
Other	1.3

100.0

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS—(Unaudited) (Continued)

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities would be categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock:
Australia	$—	$70,392,472	$—	$70,392,472
Belgium	—	14,606,129	—	14,606,129
Canada	16,842,396	—	—	16,842,396
France	—	57,982,663	—	57,982,663
Germany	6,620,547	25,205,401	—	31,825,948

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS—(Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Hong Kong	$—	$100,263,665	$—		$100,263,665
Japan	—	167,281,603	—		167,281,603
Macau	—	14,005,731	—		14,005,731
Netherlands	—	4,780,738	—		4,780,738
Singapore	—	62,970,673	—		62,970,673
Spain	—	13,528,122	—		13,528,122
Sweden	—	19,803,938	—		19,803,938
United Kingdom	13,838,830	60,651,208	—		74,490,038
United States	1,068,490,955	—	6,991,228	(a)	1,075,482,183
Short-Term Investments	—	21,067,885	—		21,067,885

Total Investments in Securities(b)	$1,105,792,728	$632,540,228	$6,991,228		$1,745,324,184

(a)	Restricted security, where observable inputs are limited, has been fair valued by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock— United States— Real Estate— Industrials
Balance as of December 31, 2022	$6,442,977
Purchases	—
Change in unrealized appreciation (depreciation)	548,251

Balance as of March 31, 2023	$6,991,228

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2023 which were valued using significant unobservable inputs (Level 3) amounted to $548,251.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at March 31, 2023	Valuation Technique	Unobservable Inputs	Amount	Valuation Impact from an Increase in Input(a)
Common Stock— United States— Real Estate— Industrials	$6,991,228	Market Comparable Companies	Enterprise Value/ EBITDA(b) Multiple	22.5x	Increase

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of year end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

(b)	Earnings Before Interest, Taxes, Depreciation and Amortization.